SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 JPY (¥) ¥ / shares shares		Jun. 30, 2024 JPY (¥) ¥ / shares shares		Jun. 30, 2023 JPY (¥) ¥ / shares shares
Notes and other explanatory information [abstract]
Net profit attributable to equity owners of the parent		$ 104		¥ 15,111		¥ 137,410		¥ 32,953
Weighted average shares outstanding, Basic	[1]	50,750,000		50,750,000		50,750,000		50,750,000
Weighted average shares outstanding, Diluted	[1]	50,750,000		50,750,000		50,750,000		50,750,000
Basic earnings per share | (per share)	[1]		[2]	¥ 0.30		¥ 2.71		¥ 0.65
Diluted earnings per share | (per share)			[2],[3]	¥ 0.30	[1]	¥ 2.71	[1]	¥ 0.65	[1]

[1]	Retrospectively restated for effect of share recapitalization (Note 1)
[2]	Less than US$1,000
[3]	Less than US$0.01